Employee benefit plans (Tables)	6 Months Ended
Sep. 30, 2020
Employee Benefit Plans [Abstract]
Net periodic benefit cost for defined benefit plans

	Millions of yen
	Six months ended September 30
	2019	2020
Service cost	¥6,057	¥3,361
Interest cost	906	893
Expected return on plan assets	(3,019)	(2,913)
Amortization of net actuarial losses	2,647	2,759
Amortization of prior service cost	(528)	(761)

Net periodic benefit cost	¥6,063	¥3,339

	Millions of yen
	Three months ended September 30
	2019	2020
Service cost	¥3,021	¥1,681
Interest cost	453	447
Expected return on plan assets	(1,510)	(1,457)
Amortization of net actuarial losses	1,323	1,379
Amortization of prior service cost	(264)	(381)

Net periodic benefit cost	¥3,023	¥1,669